Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	Investment Managers Series Trust
CIK		dei_EntityCentralIndexKey	0001318342
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
WCM Focused International Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION - WCM Focused International Growth Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused International Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging market countries. The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants.

The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The advisor’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it generally invests in large capitalization established multinational companies. The Fund’s advisor considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. The Fund generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

The Fund is classified as “non-diversified”, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Sector Focus Risk. The Fund may from time to time invest a large portion of its assets in companies in one or more economic sectors, and thus may be more susceptible to negative events affecting those sectors than other mutual funds.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.wcminvestfunds.com. or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-988-9801
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.wcminvestfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Closing		rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2015 was 6.16%.

Institutional Shares
Highest Calendar Quarter Return at NAV :	11.09%	Quarter Ended March 31, 2012
Lowest Calendar Quarter Return at NAV :	(7.82)%	Quarter Ended June 30, 2012

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	6.16%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV :
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.09%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV :
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.82%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
WCM Focused International Growth Fund | Investor Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WCMRX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.06%
All other expenses		rr_Component3OtherExpensesOverAssets	0.13%
Other expenses		rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[1]	rr_ExpensesOverAssets	1.30%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 132
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	412
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	713
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,568
1 Year		rr_AverageAnnualReturnYear01	(0.60%)
3 Years		wcmfunds_AverageAnnualReturnYear03	35.58%
Since Inception		rr_AverageAnnualReturnSinceInception	4.83%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
WCM Focused International Growth Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WCMIX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.06%
All other expenses		rr_Component3OtherExpensesOverAssets	0.13%
Other expenses		rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[1]	rr_ExpensesOverAssets	1.05%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 107
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	334
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	579
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,283
2012		rr_AnnualReturn2012	12.47%
2013		rr_AnnualReturn2013	21.72%
2014		rr_AnnualReturn2014	(0.30%)
1 Year		rr_AverageAnnualReturnYear01	(0.30%)
3 Years		wcmfunds_AverageAnnualReturnYear03	36.49%
Since Inception		rr_AverageAnnualReturnSinceInception	5.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | - Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	(0.35%)
3 Years	[2]	wcmfunds_AverageAnnualReturnYear03	10.83%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[2]	rr_AverageAnnualReturnYear01	0.01%
3 Years	[2]	wcmfunds_AverageAnnualReturnYear03	8.61%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.87%)
3 Years		wcmfunds_AverageAnnualReturnYear03	8.99%
Since Inception		rr_AverageAnnualReturnSinceInception	1.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused Emerging Markets Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION - WCM Focused Emerging Markets Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused Emerging Markets Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2025
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity and debt securities of companies in emerging or frontier countries or markets. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets indices. The Fund’s advisor considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

The Fund’s advisor expects the Fund to primarily invest in equity securities under normal circumstances. The Fund’s equity investments include common stock, preferred stock, depository receipts, rights and warrants. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs“, “EDRs“, “CDRs” and “GDRs”, respectively). Debt obligations in which the Fund invests are investment grade and may include, but are not limited to, those of sovereign and corporate issuers of any maturity. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Fund’s advisor to be of comparable quality.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term historical growth in revenue and earnings, and/or a strong probability for superior future growth. The advisor’s investment process seeks companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

The Fund may invest in securities of any size companies. The Fund generally invests in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies domiciled in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

The Fund is classified as “non-diversified”, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Foreign Investment Risk. The prices of foreign securities may be more volatile than of the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Debt Securities Risk. Prices of debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt security prices and, accordingly, the Fund’s returns and share price (“interest rate risk”). In addition, debt securities may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Sector Focus Risk. The Fund may from time to time invest a large portion of its assets in companies in one or more economic industries, and thus may be more susceptible to negative events affecting those industries than other mutual funds.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.wcminvestfunds.com. or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-988-9801
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.wcminvestfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Closing		rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2015 was 1.44%.

Institutional Shares
Highest Calendar Quarter Return at NAV :	4.18%	Quarter Ended 6/30/2014
Lowest Calendar Quarter Return at NAV :	(7.65)%	Quarter Ended 9/30/2014

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	1.44%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV :
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.18%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV :
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.65%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
WCM Focused Emerging Markets Fund | Investor Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WFEMX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.14%
All other expenses		rr_Component3OtherExpensesOverAssets	3.35%
Other expenses		rr_OtherExpensesOverAssets	3.49%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	4.75%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(3.09%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3],[4]	rr_NetExpensesOverAssets	1.66%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 169
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	523
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	902
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,965
1 Year		rr_AverageAnnualReturnYear01	(7.71%)
Since Inception		rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Emerging Markets Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WCMEX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.14%
All other expenses		rr_Component3OtherExpensesOverAssets	3.35%
Other expenses		rr_OtherExpensesOverAssets	3.49%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	4.50%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(3.09%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3],[4]	rr_NetExpensesOverAssets	1.41%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,691
2014		rr_AnnualReturn2014	(7.50%)
1 Year		rr_AverageAnnualReturnYear01	(7.50%)
Since Inception		rr_AverageAnnualReturnSinceInception	(1.73%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Emerging Markets Fund | - Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	(7.50%)
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	(1.73%)
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Emerging Markets Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	(4.25%)
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	(1.32%)
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
Since Inception		rr_AverageAnnualReturnSinceInception	3.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Global Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION - WCM Focused Global Growth Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the WCM Focused Global Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2025
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies located throughout the world, including the United States. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States. The Fund’s advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States as doing a substantial amount of business outside the United States.

The Fund’s equity investments include common stock, preferred stock, depository receipts, rights and warrants. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively).

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term historical growth in revenue and earnings, and/or a strong probability for superior future growth. The advisor’s investment process seeks companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in securities of any size companies, it generally invests in the securities of large, established multinational companies. The Fund generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

The Fund is classified as “non-diversified”, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

Foreign Investment Risk. The prices of foreign securities may be more volatile than of the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs, CDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Sector Focus Risk. The Fund may from time to time invest a large portion of its assets in companies in one or more economic industries, and thus may be more susceptible to negative events affecting those industries than other mutual funds.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.wcminvestfunds.com. or by calling the Fund at 1-888-988-9801. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-988-9801
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.wcminvestfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Closing		rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2015 was 7.98%.

Institutional Shares
Highest Calendar Quarter Return at NAV :	11.32%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV :	(2.98)%	Quarter Ended 3/31/2014

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	7.98%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV :
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.32%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV :
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.98%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
WCM Focused Global Growth Fund | Investor Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WFGGX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.15%
All other expenses		rr_Component3OtherExpensesOverAssets	63.42%
Other expenses		rr_OtherExpensesOverAssets	63.57%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[6]	rr_ExpensesOverAssets	64.68%
Fees waived and/or expenses reimbursed	[7]	rr_FeeWaiverOrReimbursementOverAssets	(63.17%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[6],[7]	rr_NetExpensesOverAssets	1.51%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 154
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	477
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	824
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,802
1 Year		rr_AverageAnnualReturnYear01	(3.38%)
Since Inception		rr_AverageAnnualReturnSinceInception	10.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Global Growth Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	WCMGX
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase		rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee		wcmfunds_WireFee	$ 20.00
Overnight check delivery fee		wcmfunds_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.15%
All other expenses		rr_Component3OtherExpensesOverAssets	63.42%
Other expenses		rr_OtherExpensesOverAssets	63.57%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[6]	rr_ExpensesOverAssets	64.43%
Fees waived and/or expenses reimbursed	[7]	rr_FeeWaiverOrReimbursementOverAssets	(63.17%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[6],[7]	rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 128
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	400
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	692
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,523
2014		rr_AnnualReturn2014	(3.27%)
1 Year		rr_AverageAnnualReturnYear01	(3.27%)
Since Inception		rr_AverageAnnualReturnSinceInception	10.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Global Growth Fund | - Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	(3.71%)
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Global Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	(1.66%)
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
WCM Focused Global Growth Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
Since Inception		rr_AverageAnnualReturnSinceInception	13.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013

[1]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
[3]	The "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2025, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which the reimbursement occurred.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
[6]	The "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[7]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2025 and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.